111 Huntington Avenue, Boston, Massachusetts  02199-7618
Phone 617-954-5000

                                              August 2, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Alabama Municipal Bond Fund, MFS® Arkansas Municipal Bond Fund, MFS® California Municipal Bond Fund, MFS® Georgia Municipal Bond Fund, MFS® Maryland Municipal Bond Fund, MFS® Massachusetts Municipal Bond Fund, MFS® Mississippi Municipal Bond Fund, MFS® New York Municipal Bond Fund, MFS® North Carolina Municipal Bond Fund, MFS® Pennsylvania Municipal Bond Fund, MFS® South Carolina Municipal Bond Fund, MFS® Tennessee Municipal Bond Fund, MFS® Virginia Municipal Bond Fund, MFS® West Virginia Municipal Bond Fund and MFS® Municipal Income Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on July 26, 2013.

Please call the undersigned at (617) 954-4085 or David Harris at (617) 954-4417 with any questions you may have.

                                              Very truly yours,

                                              THOMAS H. CONNORS
                                              Thomas H. Connors
                                              Vice President & Senior Counsel

THC/bjn